UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
               ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22222

                                   REGISTRANT
               ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660

                               AGENT FOR SERVICE
                               TIMOTHY J. STEWART
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________

------------------------------------------------------------------------------------------
NAME OF ISSUER:                                     MONTRICA GLOBAL OPPORTUNITIES FUND
------------------------------------------------------------------------------------------
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: JULY 14, 2009

                                                                   MANAGEMENT
                 PROPOSAL CAST                        SPONSOR    RECOMMENDATION     VOTE
------------------------------------------------------------------------------------------
Amendment to the Articles of Association creating     Issuer           For       Yes - For
two new share classes which included a different
liquidity and fee structure, and the ability to
transfer into one of the new share classes.
                                    ________

------------------------------------------------------------------------------------------
NAME OF ISSUER:                                            CERBERUS INTERNATIONAL. LTD.
------------------------------------------------------------------------------------------
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 11, 2009

                                                                   MANAGEMENT
                 PROPOSAL CAST                        SPONSOR    RECOMMENDATION     VOTE
------------------------------------------------------------------------------------------
Amendment to the Fourth Amended Articles of           Issuer          For       Yes - For
Association approving the
Funds's Restructuring Plan which
included i) the right to transfer holdings
to a new fund or liquidity vehicle, the SPV
and ii) a management fee in the new SPV.
                                    ________

------------------------------------------------------------------------------------------
NAME OF ISSUER:                                               REDWOOD OFFSHORE FUND, LTD.
------------------------------------------------------------------------------------------
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 30, 2009

                                                                   MANAGEMENT
                 PROPOSAL CAST                        SPONSOR    RECOMMENDATION  VOTE
------------------------------------------------------------------------------------------
Amendment to the Confidential Explanatory              Issuer          For       Yes - For
Memorandum and the Articles of Association
re-designating the existing classes of
shares and creating a new share class
which included a different liquidity and
fee structure, and the ability to
transfer to the a share class.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Robeco Sage Multi-Strategy TEI Master Fund, LLC

/s/ Timothy J. Stewart

Chief Executive Officer

Date:  August 16, 2010